Credit Risk - Summary of Business Banking by Forbearance (Detail) - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of credit risk exposure [line items]
Total value	£ 1,345	£ 1,475
Business Banking [member]
Disclosure of credit risk exposure [line items]
Total value	74	£ 85
Business Banking [member] | Stage 2 [member]
Disclosure of credit risk exposure [line items]
Total value	20
Business Banking [member] | Stage 3 [member]
Disclosure of credit risk exposure [line items]
Total value	£ 54